Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	93 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
C000202328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,435	$ 10,435	$ 10,435	$ 10,239	$ 10,485	$ 11,601	$ 11,610	$ 10,560	$ 9,901	$ 9,968
Average Annual Return, Percent	1.91%	(0.24%)	0.55%
C000202330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 9,832	$ 9,832	$ 9,832	9,671	9,917	11,000	11,036	10,064	9,459	9,550
Average Annual Return, Percent	(2.41%)	(1.27%)	(0.22%)
C000202330 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.66%	(0.46%)	0.31%
C000202329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 10,482	$ 10,482	$ 10,482	10,280	10,510	11,623	11,626	10,570	9,905	9,971
Average Annual Return, Percent	1.96%	(0.17%)	0.61%
C000202331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 9,651	$ 9,651	$ 9,651	9,565	9,893	11,057	11,177	10,268	9,723	9,891
Average Annual Return, Percent	(0.08%)	(1.23%)	(0.46%)
C000202331 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.90%	(1.23%)	(0.46%)
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,428	$ 10,428	$ 10,428	$ 10,294	$ 10,519	$ 11,461	$ 11,508	$ 10,518	$ 9,885	$ 9,922
Average Annual Return, Percent	1.31%	(0.17%)	0.54%